Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,341,508.76

Principal:
Principal Collections	$12,108,225.51
Prepayments in Full	$7,762,692.26
Liquidation Proceeds	$197,272.07
Recoveries	$66,815.08
Sub Total	$20,135,004.92
Collections	$21,476,513.68

Purchase Amounts:
Purchase Amounts Related to Principal	$415,888.16
Purchase Amounts Related to Interest	$1,787.09
Sub Total	$417,675.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,894,188.93

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,894,188.93
Servicing Fee	$278,337.64	$278,337.64	$0.00	$0.00	$21,615,851.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,615,851.29
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,615,851.29
Interest - Class A-3 Notes	$30,007.26	$30,007.26	$0.00	$0.00	$21,585,844.03
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$21,321,857.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,321,857.78
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$21,255,535.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,255,535.11
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$21,206,868.61
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,206,868.61
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$21,147,242.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,147,242.86
Regular Principal Payment	$19,034,621.43	$19,034,621.43	$0.00	$0.00	$2,112,621.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,112,621.43
Residuel Released to Depositor	$0.00	$2,112,621.43	$0.00	$0.00	$0.00
Total		$21,894,188.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,034,621.43
Total					$19,034,621.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,034,621.43	$56.77	$30,007.26	$0.09	$19,064,628.69	$56.86
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$19,034,621.43	$16.74	$468,608.43	$0.41	$19,503,229.86	$17.15

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$37,122,380.23	0.1107139	$18,087,758.80	0.0539450
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$307,132,380.23	0.2700991	$288,097,758.80	0.2533596

Pool Information
Weighted Average APR	4.529%	4.537%
Weighted Average Remaining Term	32.01	31.24
Number of Receivables Outstanding	26,017	25,044
Pool Balance	$334,005,171.77	$313,337,673.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$307,132,380.23	$288,097,758.80
Pool Factor	0.2739831	0.2570296

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$25,239,914.31
Targeted Overcollateralization Amount	$25,239,914.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,239,914.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$183,420.66
(Recoveries)		96	$66,815.08
Net Losses for Current Collection Period			$116,605.58
Cumulative Net Losses Last Collection Period			$7,027,363.32
Cumulative Net Losses for all Collection Periods			$7,143,968.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.57%	533	$8,061,648.90
61-90 Days Delinquent	0.18%	38	$568,439.24
91-120 Days Delinquent	0.13%	25	$411,785.54
Over 120 Days Delinquent	0.31%	54	$985,910.11
Total Delinquent Receivables	3.20%	650	$10,027,783.79

Repossession Inventory:
Repossessed in the Current Collection Period		25	$391,809.42
Total Repossessed Inventory		35	$565,742.54

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3190%
Preceding Collection Period			0.3522%
Current Collection Period			0.4323%
Three Month Average			0.3678%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4291%
Preceding Collection Period			0.4689%
Current Collection Period			0.4672%
Three Month Average			0.4551%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer